Organization and Description of Business - Schedule of Consolidated Financial Statements (Details)	6 Months Ended
Jun. 30, 2026 HKD ($)
Grand Moon [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	B.V.I.
Attributable equity interest percentage	100.00%
Issued share capital
Top Win Hong Kong [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	Hong Kong
Attributable equity interest percentage	100.00%
Issued share capital	$ 10,000
AsiaStrategy BVI [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	B.V.I.
Attributable equity interest percentage	100.00%
Issued share capital	$ 10,000
AsiaStrategy SG [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	Singapore
Attributable equity interest percentage	100.00%
Issued share capital	$ 10,000
AsiaStrategy Topwin [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	Hong Kong
Attributable equity interest percentage	100.00%
Issued share capital	$ 10,000
Top Asia [Member]
Schedule of Consolidated Financial Statements [Line Items]
Place of Incorporation	B.V.I.
Attributable equity interest percentage	100.00%
Issued share capital	$ 10,000